EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS PER UNIT AND CASH DISTRIBUTIONS [Abstract]
Calculations of Basic and Diluted Earnings per Unit
The calculations of basic and diluted earnings per unit are presented below:

(in thousands of $ except unit and per unit data)	2012	2011	2010
Net income attributable to general partner and limited partner interests	116,418	85,534	54,267
Less: Dropdown Predecessor (net income)/loss	(28,015)	(21,937)	3,467
Less: distributions paid	(87,072)	(46,423)	—
Under distributed earnings	1,331	17,174	57,734
Under distributed earnings attributable to:
Common unit holders	1,304	16,829	35,615
Subordinated unit holders	—	—	20,964
General Partner	27	345	1,155
Weighted average units outstanding (basic and diluted) (in thousands):
Common units	27,441	23,127	23,127
Subordinated units	15,949	15,949	15,949
General Partner units	886	797	797
Earnings per unit (basic and diluted):
Common units	2.08	1.89	1.54
Subordinated units	1.85	1.16	1.31
General Partner units	2.00	1.59	1.45
Cash distributions declared and paid in the period per unit (2):	1.78	0.73	—
Subsequent event: Cash distributions declared and paid per unit relating to the period (3)	0.50	0.43	—
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(1)  Earnings per unit have been calculated in accordance with the distribution guidelines set forth in the Partnership agreement and are determined by adjusting net income for the period by distributions made or to be made in relation to the period irrespective of the declaration and payment dates.

(2) Refers to cash distribution declared and paid during the period.
(3) Refers to cash distribution declared and paid subsequent to the period end.